UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2009









                                                                      (Form N-Q)

48483-0609                                   (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS


USAA INTERMEDIATE-TERM BOND FUND
April 30, 2009 (unaudited)


 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (44.5%)

               CONSUMER DISCRETIONARY (2.2%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$  2,000       Kellwood Co.                                 7.88%         7/15/2009         $         390
                                                                                          ---------------
               BROADCASTING (1.1%)
     988       Charter Communications Operating, LLC (a)    4.25 (b)      3/06/2014                   841
   2,000       Clear Channel Communications, Inc.           4.25          5/15/2009                 1,820
   1,000       Comcast Corp.                                6.50          1/15/2017                 1,030
   1,000       Cox Enterprises, Inc. (c)                    7.38          6/15/2009                 1,005
   2,000       Liberty Media Corp., LLC                     7.88          7/15/2009                 1,991
   2,000       Liberty Media Corp., LLC                     5.70          5/15/2013                 1,690
   1,000       Time Warner Cable, Inc.                      8.25          2/14/2014                 1,098
                                                                                          ---------------
                                                                                                    9,475
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
     134       Harrah's Operating Co., Inc. (c)            10.00         12/15/2018                    64
   1,000       Seminole Tribe of Florida (c)                7.80         10/01/2020                   764
                                                                                          ---------------
                                                                                                      828
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
   2,000       Starwood Hotels & Resorts Worldwide,
                 Inc. (d)                                   7.88         10/15/2014                 1,926
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
   2,000       Stanley Works Capital Trust I                5.90         12/01/2045                 1,103
   1,000       Whirlpool Corp.                              7.75          7/15/2016                   811
                                                                                          ---------------
                                                                                                    1,914
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
   1,000       Newell Rubbermaid, Inc.                      4.63         12/15/2009                   999
                                                                                          ---------------
               SPECIALTY STORES (0.4%)
   1,000       Staples, Inc.                                7.75          4/01/2011                 1,048
   2,000       Staples, Inc.                                9.75          1/15/2014                 2,197
                                                                                          ---------------
                                                                                                    3,245
                                                                                          ---------------
               Total Consumer Discretionary                                                        18,777
                                                                                          ---------------

               CONSUMER STAPLES (1.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   2,000       Cargill, Inc. (c)                            6.00         11/27/2017                 1,831
                                                                                          ---------------
               BREWERS (0.2%)
   2,000       Anheuser-Busch Companies, Inc. (c)           7.20          1/15/2014                 2,087
                                                                                          ---------------
               DRUG RETAIL (0.4%)
   2,000       CVS Caremark Corp.                           6.30          6/01/2037                 1,301
   2,836       CVS Corp. (c)                                6.04         12/10/2028                 2,107
                                                                                          ---------------
                                                                                                    3,408
                                                                                          ---------------
               FOOD RETAIL (0.4%)
   1,643       Ahold Lease USA, Inc.                        7.82          1/02/2020                 1,374

================================================================================
1  |  USAA Intermediate-Term Bond Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  2,000       Kroger Co. (e)                               5.50%         2/01/2013         $       2,056
                                                                                          ---------------
                                                                                                    3,430
                                                                                          ---------------
               SOFT DRINKS (0.3%)
   1,000       Bottling Group, LLC                          5.50          4/01/2016                 1,061
   1,000       Coca Cola Enterprises, Inc.                  7.38          3/03/2014                 1,144
                                                                                          ---------------
                                                                                                    2,205
                                                                                          ---------------
               TOBACCO (0.1%)
   1,000       Universal Corp.                              5.00          9/01/2011                   928
                                                                                          ---------------
               Total Consumer Staples                                                              13,889
                                                                                          ---------------

               ENERGY (7.0%)
               -------------
               INTEGRATED OIL & GAS (0.9%)
   2,000       Hess Corp.                                   8.13          2/15/2019                 2,195
   1,000       Marathon Oil Corp.                           6.50          2/15/2014                 1,039
   1,000       Occidental Petroleum Corp.                   7.00         11/01/2013                 1,130
   1,000       Polar Tankers, Inc. (c)                      5.95          5/10/2037                   780
   2,000       TransCanada Pipelines Ltd.                   7.13          1/15/2019                 2,197
                                                                                          ---------------
                                                                                                    7,341
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
   2,000       Nabors Industries, Inc. (c)                  9.25          1/15/2019                 1,890
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
   2,000       Seacor Holdings, Inc. (e)                    5.88         10/01/2012                 1,860
   2,000       Weatherford International Ltd.               9.63          3/01/2019                 2,162
                                                                                          ---------------
                                                                                                    4,022
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   2,000       Devon Energy Corp.                           6.30          1/15/2019                 2,074
   2,000       Noble Energy, Inc.                           8.25          3/01/2019                 2,183
   2,000       Southwestern Energy Co.                      7.63          5/01/2027                 2,010
   1,000       XTO Energy, Inc.                             4.63          6/15/2013                   980
   1,000       XTO Energy, Inc.                             5.65          4/01/2016                   973
                                                                                          ---------------
                                                                                                    8,220
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.5%)
   1,000       Plains All American Pipeline, LP             8.75          5/01/2019                 1,027
   2,000       Premcor Refining Group, Inc. (e)             7.50          6/15/2015                 1,991
   1,000       Sunoco, Inc.                                 9.63          4/15/2015                 1,077
                                                                                          ---------------
                                                                                                    4,095
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (3.9%)
     250       Buckeye Partners, LP                         5.13          7/01/2017                   200
   1,000       DCP Midstream, LLC (c)                       9.70         12/01/2013                 1,046
   2,000       El Paso Energy Corp. (c),(e)                 5.90          4/01/2017                 1,830
   1,000       Enbridge Energy Partners, LP                 4.75          6/01/2013                   906
   1,000       Enbridge Energy Partners, LP                 9.88          3/01/2019                 1,075
   2,000       Enbridge Energy Partners, LP                 8.05         10/01/2037                 1,111
   1,000       Energy Transfer Partners, LP                 6.00          7/01/2013                   992
   1,000       Energy Transfer Partners, LP                 9.70          3/15/2019                 1,113
   1,000       Enterprise Products Operations, LP           5.65          4/01/2013                   945
   1,000       Enterprise Products Operations, LP           8.38          8/01/2066                   691
   2,000       Gulf South Pipeline Co., LP                  5.75          8/15/2012                 1,905
   2,000       Kaneb Pipe Line Operating Partnership,
                 LP (e)                                     5.88          6/01/2013                 1,762
   1,000       Kinder Morgan Finance Co.                    5.70          1/05/2016                   873
   2,000       Kinder Morgan, Inc. (e)                      6.50          9/01/2012                 1,940
   1,000       NGPL PipeCo, LLC                             6.51         12/15/2012                   988
   2,000       NGPL PipeCo, LLC (e)                         7.12         12/15/2017                 1,977
   1,000       Pacific Energy Partners, LP                  7.13          6/15/2014                   964
   2,000       Rockies Express Pipeline, LLC (c),(e)        6.25          7/15/2013                 2,006
   2,000       Sabine Pass LNG, LP (e)                      7.25         11/30/2013                 1,680
   1,000       Spectra Energy Capital, LLC                  5.90          9/15/2013                   964

================================================================================
                                                  Portfolio of Investments  |  2

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

$  2,000       Sunoco Logistics Partners Operations, LP     8.75%         2/15/2014        $        2,021
   1,000       Tennessee Gas Pipeline Co. (c)               8.00          2/01/2016                 1,025
   2,000       Tennessee Gas Pipeline Co.                   7.00         10/15/2028                 1,744
   3,000       TEPPCO Partners, LP (e)                      7.00          6/01/2067                 1,632
     500       Transcontinental Gas Pipeline Corp.          8.88          7/15/2012                   523
   1,000       Valero Logistics Operations, LP              6.05          3/15/2013                   881
     500       Williams Partners Finance Corp.              7.50          6/15/2011                   490
     250       Williams Partners Finance Corp.              7.25          2/01/2017                   227
                                                                                          ---------------
                                                                                                   33,511
                                                                                          ---------------
               Total Energy                                                                        59,079
                                                                                          ---------------

               FINANCIALS (16.7%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   2,000       American Capital Strategies Ltd.             8.60 (b)      8/01/2012                   902
   2,000       Mellon Bank, N.A.                            5.45          4/01/2016                 1,866
                                                                                          ---------------
                                                                                                    2,768
                                                                                          ---------------
               CONSUMER FINANCE (0.8%)
   3,000       American Express Co.                         6.80          9/01/2066                 1,772
   1,000       American Honda Finance Corp. (c)             6.70         10/01/2013                   954
   1,000       ERAC USA Finance Co. (c)                     6.20         11/01/2016                   753
   2,000       Ford Motor Credit Co., LLC                   7.00         10/01/2013                 1,492
   1,266       General Motors Acceptance Corp.              6.88          8/28/2012                 1,001
   1,000       SLM Corp.                                    1.41 (b)      6/01/2009                   989
                                                                                          ---------------
                                                                                                    6,961
                                                                                          ---------------
               DIVERSIFIED BANKS (1.6%)
   1,000       Comerica Bank                                5.20          8/22/2017                   681
   1,000       Compass Bank                                 8.10          8/15/2009                   996
   1,000       Emigrant Bancorp, Inc. (c)                   6.25          6/15/2014                   607
   1,000       First Tennessee Bank, N.A.                   4.63          5/15/2013                   757
   2,000       First Union National Bank, FL                6.18          2/15/2036                 1,862
   3,000       First Union National Bank, NC (e)            6.18          2/15/2036                 2,792
   1,000       Huntington National Bank                     4.38          1/15/2010                   977
   2,000       Key Bank, N.A.                               5.45          3/03/2016                 1,603
   2,000       USB Capital IX                               6.19                  -(f)              1,110
   1,470       Wells Fargo Capital XIII                     7.70                  -(f)                941
   1,000       Wells Fargo Capital XV                       9.75                  -(f)                851
                                                                                          ---------------
                                                                                                   13,177
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
   1,000       Brascan Corp.                                7.13          6/15/2012                   901
   2,400       Corrections Corp. of America                 7.50          5/01/2011                 2,412
   1,000       Geo Group, Inc.                              8.25          7/15/2013                   958
                                                                                          ---------------
                                                                                                    4,271
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.3%)
   1,000       First Republic Bank Corp.                    7.75          9/15/2012                   847
   2,000       Merrill Lynch & Co., Inc.                    6.05          8/15/2012                 1,841
                                                                                          ---------------
                                                                                                    2,688
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.6%)
   2,000       Blue Cross Blue Shield FL, Inc.              8.25         11/15/2011                 2,126
   2,000       Great-West Life & Annuity Insurance Co. (c)  7.15          5/16/2046                   989
   3,000       Jackson National Life Global Funding (c)     5.38          5/08/2013                 2,658
   4,000       Lincoln National Corp.                       7.00          5/17/2066                 1,410
   2,000       MetLife Capital Trust X (c)                  9.25          4/08/2038                 1,282
   1,000       Monumental Global Funding II (c)             4.38          7/30/2009                   998
   3,000       Nationwide Mutual Insurance Co. (e)          5.81         12/15/2024                 1,402
   2,000       Prudential Financial, Inc.                   6.00         12/01/2017                 1,409
   1,000       Prudential Financial, Inc.                   8.88          6/15/2038                   541
   3,000       StanCorp Financial Group, Inc.               6.90          6/01/2067                 1,050
                                                                                          ---------------
                                                                                                   13,865
                                                                                          ---------------
================================================================================
3  |  USAA Intermediate-Term Bond Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (1.1%)
$  2,000       American General Finance Corp.               4.88%         7/15/2012         $         911
   2,000       American International Group, Inc. (c)       8.18          5/15/2058                   230
   3,000       Farmers Exchange Capital (c)                 7.05          7/15/2028                 1,758
   3,000       Genworth Financial, Inc.                     6.15         11/15/2066                   419
   2,000       Genworth Global Funding Trust                5.20         10/08/2010                 1,804
   4,000       Glen Meadow (c)                              6.51          2/12/2067                 1,384
   2,000       ILFC E-Capital Trust II (c)                  6.25         12/21/2065                   330
   2,000       Oil Casualty Insurance Ltd. (c)              8.00          9/15/2034                 1,211
   3,000       Oil Insurance Ltd. (c)                       7.56                  -(f)                983
                                                                                          ---------------
                                                                                                    9,030
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.2%)
   1,000       Leucadia National Corp.                      7.00          8/15/2013                   865
   1,000       Leucadia National Corp.                      7.13          3/15/2017                   748
                                                                                          ---------------
                                                                                                    1,613
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   3,000       AgFirst Farm Credit Bank                     6.59                  -(f)              1,810
   2,000       Bank of America Corp.                        5.75         12/01/2017                 1,636
   1,000       Bank of America Corp.                        8.00                  -(f)                569
   1,000       Bank of America Corp.                        8.13                  -(f)                569
   2,000       General Electric Capital Corp.               4.80          5/01/2013                 1,958
   2,000       Northgroup Preferred Capital Corp. (c)       6.38                  -(f)              1,174
   2,000       Travelers Life & Annuity (c)                 5.13          8/15/2014                 1,784
                                                                                          ---------------
                                                                                                    9,500
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.1%)
   1,000       21st Century Insurance Group                 5.90         12/15/2013                   404
   2,500       Allstate Corp.                               6.13          5/15/2037                 1,438
   1,535       Assured Guaranty U.S. Holdings, Inc.         7.00          6/01/2034                   514
   2,500       Chubb Corp.                                  6.38          3/29/2067                 1,514
   1,000       Fidelity National Financial, Inc.            5.25          3/15/2013                   828
   2,000       First American Capital Trust I               8.50          4/15/2012                 1,398
   2,275       Fund American Companies, Inc.                5.88          5/15/2013                 1,773
   1,000       Infinity Property & Casualty Corp.           5.50          2/18/2014                   885
   2,000       Liberty Mutual Group, Inc.                   7.30          6/15/2014                 1,569
   3,000       Liberty Mutual Group, Inc. (c)               7.00          3/15/2037                 1,106
   2,500       MBIA Insurance Co. (c)                      14.00          1/15/2033                   951
   4,000       Progressive Corp.                            6.70          6/15/2037                 1,984
   2,000       RLI Corp.                                    5.95          1/15/2014                 2,062
   2,000       Travelers Companies, Inc.                    6.25          3/15/2037                 1,233
                                                                                          ---------------
                                                                                                   17,659
                                                                                          ---------------
               REGIONAL BANKS (2.6%)
   1,750       Bank of Oklahoma                             5.75          5/15/2017                 1,328
   4,500       CBG Florida REIT Corp. (c)                   7.11                  -(f)                238
   2,000       Chittenden Corp.                             5.80          2/14/2017                 1,990
   1,000       City National Corp.                          5.13          2/15/2013                   897
   2,000       Cullen/Frost Bankers, Inc.                   5.75          2/15/2017                 1,808
   3,000       Fifth Third Capital Trust IV                 6.50          4/15/2037                 1,081
   2,000       Fulton Capital Trust I                       6.29          2/01/2036                   653
   2,500       Huntington Capital III                       6.65          5/15/2037                   723
   1,000       National City Bank                           4.50          3/15/2010                 1,003
   1,500       National City Preferred Capital Trust I     12.00                  -(f)              1,300
   1,000       Popular North America Capital Trust I        6.56          9/15/2034                   286
   3,000       Regions Financing Trust II                   6.63          5/15/2047                 1,027
   1,000       SunTrust Banks, Inc.                         6.00          9/11/2017                   850
   2,000       Susquehanna Bancshares, Inc.                 4.75 (b)      5/01/2014                   827
   2,000       TCF Financial Bank                           5.00          6/15/2014                 1,213
   2,000       TCF National Bank                            5.50          2/01/2016                 1,084
   2,000       U.S. AgBank, FCB (c)                         6.11                  -(f)                706
   2,000       Webster Capital Trust IV                     7.65          6/15/2037                   857
   2,000       Whitney National Bank                        5.88          4/01/2017                 1,859
   1,000       Wilmington Trust Corp.                       8.50          4/02/2018                   967

================================================================================
                                                  Portfolio of Investments  |  4

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  1,000       Zions Bancorp                                6.00%         9/15/2015         $         525
   1,000       Zions Bancorp                                5.50         11/16/2015                   522
                                                                                          ---------------
                                                                                                   21,744
                                                                                          ---------------
               REITS - DIVERSIFIED (0.2%)
   1,000       Liberty Property, LP                         5.13          3/02/2015                   709
   1,000       Liberty Property, LP                         6.63         10/01/2017                   728
   1,000       Washington REIT                              5.35          5/01/2015                   680
                                                                                          ---------------
                                                                                                    2,117
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
   1,000       AMB Property, LP                             6.30          6/01/2013                   797
   1,000       ProLogis                                     2.25          4/01/2037                   719
   1,000       ProLogis                                     1.88         11/15/2037                   631
                                                                                          ---------------
                                                                                                    2,147
                                                                                          ---------------
               REITS - OFFICE (0.7%)
   1,500       Boston Properties, LP                        6.25          1/15/2013                 1,337
   1,000       Brandywine Operating Partnership, LP         4.50         11/01/2009                   966
   1,000       Duke Realty, LP                              5.50          3/01/2016                   662
   1,000       Duke Realty, LP                              5.95          2/15/2017                   647
   1,000       Duke Realty, LP                              6.50          1/15/2018                   638
   1,000       HRPT Properties Trust                        5.75         11/01/2015                   695
   1,000       HRPT Properties Trust                        6.65          1/15/2018                   619
                                                                                          ---------------
                                                                                                    5,564
                                                                                          ---------------
               REITS - RESIDENTIAL (0.9%)
   2,000       AvalonBay Communities, Inc.                  5.50          1/15/2012                 1,864
   1,330       BRE Properties, Inc.                         5.50          3/15/2017                   947
   1,000       ERP Operating, LP                            6.63          3/15/2012                   952
   1,965       ERP Operating, LP                            6.58          4/13/2015                 1,681
   1,000       Post Apartment Homes, LP                     5.45          6/01/2012                   826
   2,000       UDR, Inc.                                    5.13          1/15/2014                 1,467
                                                                                          ---------------
                                                                                                    7,737
                                                                                          ---------------
               REITS - RETAIL (1.4%)
   2,000       Developers Diversified Realty Corp.          5.50          5/01/2015                   831
   1,000       Federal Realty Investment Trust              6.20          1/15/2017                   746
   1,000       National Retail Properties, Inc.             6.88         10/15/2017                   634
   1,000       Pan Pacific Retail Properties, Inc.          7.95          4/15/2011                   952
   1,000       Pan Pacific Retail Properties, Inc.          5.25          9/01/2015                   678
   2,000       Realty Income Corp.                          6.75          8/15/2019                 1,473
   2,000       Regency Centers, LP                          5.88          6/15/2017                 1,358
   2,000       Rouse Co. (g)                                7.20          9/15/2012                 1,025
   2,000       Rouse Co. (g)                                5.38         11/26/2013                 1,025
   1,000       Simon Property Group, LP                     5.30          5/30/2013                   894
   1,000       Simon Property Group, LP                     6.10          5/01/2016                   866
   2,000       Weingarten Realty Investors                  4.86          1/15/2014                 1,341
                                                                                          ---------------
                                                                                                   11,823
                                                                                          ---------------
               REITS - SPECIALIZED (0.5%)
   2,000       Health Care Property Investors, Inc.         6.30          9/15/2016                 1,649
   1,000       Hospitality Properties Trust                 5.13          2/15/2015                   711
   1,000       Ventas Realty, LP                            9.00          5/01/2012                 1,050
     500       Ventas Realty, LP                            6.50          6/01/2016                   447
                                                                                          ---------------
                                                                                                    3,857
                                                                                          ---------------
               SPECIALIZED FINANCE (0.3%)
   2,425       Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                   850
   3,000       Financial Security Assurance Holdings
                 Ltd. (c)                                   6.40         12/15/2066                   885
   3,000       Syncora Holdings Ltd.                        6.88                  -(f)                  3
   4,000       XL Capital Ltd.                              6.50                  -(f)              1,201
                                                                                          ---------------
                                                                                                    2,939
                                                                                          ---------------

================================================================================
5  |  USAA Intermediate-Term Bond Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
$  1,000       Independence Community Bank                  3.03% (b)     4/01/2014         $         721
   2,000       Sovereign Bank                               2.88          8/01/2013                 1,450
                                                                                          ---------------
                                                                                                    2,171
                                                                                          ---------------
               Total Financials                                                                   141,631
                                                                                          ---------------

               HEALTH CARE (0.9%)
               ------------------
               HEALTH CARE EQUIPMENT (0.2%)
   1,000       Baxter International, Inc.                   4.00          3/01/2014                 1,037
   1,000       Hospira, Inc.                                6.05          3/30/2017                   897
                                                                                          ---------------
                                                                                                    1,934
                                                                                          ---------------
               HEALTH CARE SERVICES (0.1%)
   1,000       Laboratory Corp. of America                  5.63         12/15/2015                   871
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
   1,000       Fisher Scientific International, Inc.        6.75          8/15/2014                   995
                                                                                          ---------------
               MANAGED HEALTH CARE (0.2%)
   2,000       Highmark, Inc. (c)                           6.80          8/15/2013                 1,885
                                                                                          ---------------
               PHARMACEUTICALS (0.3%)
   2,000       Roche Holdings, Inc. (c)                     5.00          3/01/2014                 2,099
                                                                                          ---------------
               Total Health Care                                                                    7,784
                                                                                          ---------------

               INDUSTRIALS (2.6%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.3%)
   2,000       Fedex Corp.                                  7.38          1/15/2014                 2,178
                                                                                          ---------------
               AIRLINES (0.8%)
     314       America West Airlines, Inc. Pass-Through
                 Trust                                      6.87          1/02/2017                   239
   1,844       America West Airlines, Inc. Pass-Through
                 Trust (INS)                                7.93          1/02/2019                 1,334
   1,029       American Airlines, Inc. Pass-Through
                 Trust (INS)                                3.86          7/09/2010                   917
   1,000       American Airlines, Inc. Pass-Through
                 Trust                                      6.82          5/23/2011                   710
   1,447       Continental Airlines, Inc. Pass-Through
                 Trust                                      6.55          2/02/2019                 1,281
   1,124       Continental Airlines, Inc. Pass-Through
                 Trust (INS)                                6.24          3/15/2020                   775
   1,454       United Airlines Pass-Through Trust           7.73          7/01/2010                 1,403
                                                                                          ---------------
                                                                                                    6,659
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
   1,000       USG Corp.                                    6.30         11/15/2016                   665
   1,000       USG Corp.                                    9.25 (b)      1/15/2018                   732
                                                                                          ---------------
                                                                                                    1,397
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
   1,000       Paccar, Inc.                                 6.88          2/15/2014                 1,048
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   2,000       Allied Waste North America, Inc.             6.88          6/01/2017                 1,943
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.4%)
   3,000       Tyco International Finance                   8.50          1/15/2019                 3,216
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
   2,000       Ingersoll-Rand GL Holding Co.                9.50          4/15/2014                 2,094
   1,000       Pall Corp. (c)                               6.00          8/01/2012                 1,002
                                                                                          ---------------
                                                                                                    3,096
                                                                                          ---------------
               RAILROADS (0.2%)
   2,000       Norfolk Southern Corp.                       7.70          5/15/2017                 2,168
                                                                                          ---------------
               Total Industrials                                                                   21,705
                                                                                          ---------------

================================================================================
                                                  Portfolio of Investments  |  6

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY (0.5%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
$  1,000       Computer Sciences Corp.                      5.50%         3/15/2013         $         993
   2,000       Fiserv, Inc.                                 6.13         11/20/2012                 1,984
   1,000       Iron Mountain, Inc.                          7.75          1/15/2015                 1,008
                                                                                          ---------------
                                                                                                    3,985
                                                                                          ---------------
               Total Information Technology                                                         3,985
                                                                                          ---------------

               MATERIALS (1.1%)
               ----------------
               DIVERSIFIED CHEMICALS (0.1%)
   1,000       E.I. du Pont de Nemours and Co.              6.00          7/15/2018                 1,029
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.4%)
   3,000       Rio Tinto Finance (USA) Ltd.                 8.95          5/01/2014                 3,108
                                                                                          ---------------
               GOLD (0.3%)
   2,000       Barrick Gold Finance Co., LLC                6.13          9/15/2013                 2,073
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
   1,000       Owens Brockway Glass Container, Inc.         6.75         12/01/2014                   978
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
   2,000       International Paper Co.                      7.40          6/15/2014                 1,807
                                                                                          ---------------
               Total Materials                                                                      8,995
                                                                                          ---------------

               MUNICIPAL BONDS (0.1%)
               ----------------------
               MISCELLANEOUS (0.1%)
     869       Keenan Dev. Association of Tennessee, LLC
                 (INS)                                      5.02          7/15/2028                   894
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
   1,708       Citizens Communications Co.                  6.25          1/15/2013                 1,631
   3,000       Qwest Communications International, Inc.     7.25          2/15/2011                 2,970
     500       Qwest Corp. (c)                              8.38          5/01/2016                   500
   1,000       Verizon Communications, Inc.                 5.25          4/15/2013                 1,050
   3,000       Verizon Wireless Capital, LLC                5.55          2/01/2014                 3,150
                                                                                          ---------------
                                                                                                    9,301
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   1,000       AT&T Wireless Services, Inc.                 7.88          3/01/2011                 1,085
                                                                                          ---------------
               Total Telecommunication Services                                                    10,386
                                                                                          ---------------

               UTILITIES (10.6%)
               -----------------
               ELECTRIC UTILITIES (6.2%)
   1,000       Ameren UE                                    5.10         10/01/2019                   865
   1,000       Baltimore Gas and Electric Co.               5.90         10/01/2016                   951
   1,000       Bruce Mansfield Unit 1 & 2 2007 Pass
                 Through Trust                              6.85          6/01/2034                   713
   1,045       Carolina Power & Light Co.                   6.13          9/15/2033                 1,058
   1,717       Cedar Brakes II, LLC (c)                     9.88          9/01/2013                 1,761
   2,000       Cleveland Electric Illuminating Co.          8.88         11/15/2018                 2,258
   2,000       Commonwealth Edison Co.                      5.80          3/15/2018                 1,907
   1,000       Duke Energy Carolinas, LLC                   5.75         11/15/2013                 1,082
   2,550       Entergy Gulf States, Inc.                    5.70          6/01/2015                 2,370
   1,000       Entergy Louisiana Holdings, Inc.             5.83         11/01/2010                 1,001
   1,000       Entergy Mississippi, Inc.                    5.92          2/01/2016                   928
     773       FPL Energy National Wind, LLC (c)            5.61          3/10/2024                   620
   2,000       FPL Group Capital, Inc.                      6.35         10/01/2066                 1,412
   1,000       FPL Group Capital, Inc.                      7.30          9/01/2067                   786
================================================================================
7  |  USAA Intermediate-Term Bond Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  1,000       Illinois Power Co.                           6.13%        11/15/2017         $         886
   2,000       Illinois Power Co.                           9.75         11/15/2018                 2,209
   2,000       Indiana Michigan Power Co.                   7.00          3/15/2019                 1,986
   2,320       ITC Holdings Corp. (c)                       5.25          7/15/2013                 2,087
   2,000       Metropolitan Edison Co.                      7.70          1/15/2019                 2,048
   1,000       MidAmerican Energy Holdings Co.              5.88         10/01/2012                 1,034
   1,000       MidAmerican Energy Holdings Co.              5.80         10/15/2036                   890
   2,000       Monongahela Power Co.                        7.36          1/15/2010                 2,037
   1,000       Nevada Power Co.                             6.50          5/15/2018                   980
   1,000       New York State Electric & Gas Corp.          5.50         11/15/2012                   978
   2,000       Northeast Utilities                          5.65          6/01/2013                 1,894
   1,700       Northern States Power Co.                    8.00          8/28/2012                 1,906
     597       Oglethorpe Power Corp.                       6.97          6/30/2011                   613
   2,000       Oglethorpe Power Corp. (c)                   6.10          3/15/2019                 2,000
   1,000       Oncor Electric Delivery Co., LLC (c)         5.95          9/01/2013                 1,007
     463       Power Contract Financing, LLC (c)            6.26          2/01/2010                   453
   1,000       PPL Capital Funding, Inc.                    6.70          3/30/2067                   581
   2,000       PPL Energy Supply, LLC                       6.40         11/01/2011                 2,034
   1,000       PSI Energy, Inc.                             6.05          6/15/2016                 1,020
   2,000       Public Service Co. of New Mexico             7.95          5/15/2018                 1,843
   1,000       Public Service Co. of Oklahoma               6.15          8/01/2016                   939
   1,000       Sierra Pacific Power Co.                     6.25          4/15/2012                 1,018
     990       Texas Competitive Electric Holding Co.,
                 LLC (a)                                    3.93 (b)     10/10/2014                   677
     990       Texas Competitive Electric Holding Co.,
                 LLC (a)                                    8.62 (b)     10/10/2014                   673
     838       Tristate General & Transport
                 Association (c)                            6.04          1/31/2018                   733
   1,000       Union Electric Co.                           6.70          2/01/2019                   986
   1,000       Virginia Electric Power Co.                  5.40          1/15/2016                 1,022
                                                                                          ---------------
                                                                                                   52,246
                                                                                          ---------------
               GAS UTILITIES (2.1%)
   2,000       AGL Capital Corp.                            6.38          7/15/2016                 1,815
   2,000       Atmos Energy Corp.                           6.35          6/15/2017                 1,851
   1,000       Atmos Energy Corp.                           8.50          3/15/2019                 1,061
   1,000       CenterPoint Energy Resources Corp.           5.95          1/15/2014                   966
   1,000       Duke Capital Corp., LLC                      8.00         10/01/2019                   992
   2,000       Equitable Resources Foundation, Inc.         6.50          4/01/2018                 1,731
   2,000       Florida Gas Transmission Co. (c),(d)         7.90          5/15/2019                 1,994
   2,000       Michigan Consolidated Gas Co. (INS)          5.00         10/01/2019                 1,861
   1,000       National Fuel Gas Co.                        7.38          6/13/2025                   824
   1,000       Northern Natural Gas Co. (c)                 5.38         10/31/2012                 1,021
   2,000       Oneok Partners, LP                           8.63          3/01/2019                 2,036
   1,000       Questar Pipeline Co.                         5.83          2/01/2018                   919
   1,000       Southern Star Central Gas Pipeline,
                 Inc. (c)                                   6.00          6/01/2016                   895
                                                                                          ---------------
                                                                                                   17,966
                                                                                          ---------------
               MULTI-UTILITIES (2.1%)
   3,500       Black Hills Corp.                            6.50          5/15/2013                 3,215
   2,000       CenterPoint Energy Houston Electric, LLC     7.00          3/01/2014                 2,128
   1,000       CenterPoint Energy, Inc.                     7.25          9/01/2010                 1,014
   1,000       Dominion Resources, Inc.                     8.88          1/15/2019                 1,161
   1,000       Energy East Corp.                            6.75          6/15/2012                   994
   2,000       Integrys Energy Group                        6.11         12/01/2066                 1,041
   1,000       NiSource Finance Corp.                       6.40          3/15/2018                   860
   1,000       Puget Sound Energy, Inc.                     6.75          1/15/2016                 1,033
   2,000       Puget Sound Energy, Inc.                     6.97          6/01/2067                 1,065
   2,000       Sempra Energy                                9.80          2/15/2019                 2,285
   2,000       Texas - New Mexico Power Co. (c)             9.50          4/01/2019                 2,019
   2,000       Wisconsin Energy Corp.                       6.25          5/15/2067                 1,222
                                                                                          ---------------
                                                                                                   18,037
                                                                                          ---------------
               WATER UTILITIES (0.2%)
   2,000       American Water Capital Corp.                 6.09         10/15/2017                 1,820
                                                                                          ---------------
               Total Utilities                                                                     90,069
                                                                                          ---------------
               Total Corporate Obligations (cost: $463,800)                                       377,194
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  8

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               EURODOLLAR AND YANKEE OBLIGATIONS (5.9%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               FOOD RETAIL (0.1%)
$    500       Ahold Finance U.S.A., Inc.                   6.25%         5/01/2009         $         500
                                                                                          ---------------

               ENERGY (0.7%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
   1,000       Nakilat, Inc. (c)                            6.07         12/31/2033                   675
     933       PEMEX Finance Ltd.                           8.88         11/15/2010                   957
     400       PEMEX Finance Ltd.                           9.03          2/15/2011                   414
   2,000       Trans-Canada Pipelines Ltd.                  6.35          5/15/2067                 1,282
                                                                                          ---------------
                                                                                                    3,328
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
     400       Delek & Avner-Yam Tethys Ltd. (c)            2.27 (b)      8/01/2013                   400
     486       Delek & Avner-Yam Tethys Ltd. (c)            5.33          8/01/2013                   485
                                                                                          ---------------
                                                                                                      885
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
   2,000       Woodside Finance Ltd. (c)                    8.75          3/01/2019                 1,987
                                                                                          ---------------
               Total Energy                                                                         6,200
                                                                                          ---------------

               FINANCIALS (4.2%)
               -----------------
               DIVERSIFIED BANKS (2.8%)
   1,000       Banco Santander (c)                          5.38         12/09/2014                   939
   4,000       Barclays Bank plc (c),(e)                    5.93                  -(f)              1,600
   3,000       BayernLB Capital Trust I                     6.20                  -(f)                540
   3,000       BBVA International Preferred S.A.
                 Unipersonal (c)                            5.92                  -(f)              1,457
   2,000       BNP Paribas (c)                              5.19                  -(f)              1,040
   1,000       BOI Capital Funding Number 2, LP (c)         5.57                  -(f)                200
   2,000       BOI Capital Funding Number 3, LP (c)         6.11                  -(f)                380
   3,000       HBOS plc (c),(e)                             5.38                  -(f)              1,321
   1,000       HSBC Capital Funding, LP (c)                 9.55                  -(f)                780
   4,000       Lloyds TSB Group plc (c),(e)                 6.27                  -(f)              1,141
   3,000       Mizuho Capital Investment 1 Ltd. (c)         6.69                  -(f)              1,844
   2,000       MUFG Capital Finance 1 Ltd.                  6.35                  -(f)              1,580
   3,000       National Capital Trust II (c)                5.49                  -(f)              1,547
   2,000       Nordea Bank AB (c)                           5.42                  -(f)                971
   2,000       Rabobank Capital Funding Trust III (c)       5.25                  -(f)              1,102
   5,000       Royal Bank of Scotland Group plc             7.64                  -(f)              1,451
   2,500       Skandinaviska Enskilda Banken AB (c)         5.47                  -(f)              1,039
   2,000       Societe Generale (c)                         5.92                  -(f)              1,026
   3,000       Standard Chartered plc (c)                   6.41                  -(f)              1,727
   2,000       Sumitomo Mitsui Financial Group (c)          6.08                  -(f)              1,399
   1,000       Westpac Capital Trust IV (c)                 5.26                  -(f)                511
                                                                                          ---------------
                                                                                                   23,595
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
   1,000       Credit Suisse Group, AG (d)                  5.50          5/01/2014                 1,004
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
   3,000       AXA S.A. (c)                                 6.46                  -(f)              1,200
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.2%)
   4,000       ING Capital Funding Trust III (e)            8.44                  -(f)              1,720
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   3,000       ZFS Finance USA Trust II (c)                 6.45         12/15/2065                 1,650
                                                                                          ---------------

================================================================================
9  |  USAA Intermediate-Term Bond Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
$  1,000       Allied World Assurance Holdings Ltd.         7.50%         8/01/2016         $         705
   3,000       Catlin Insurance Co. Ltd. (c)                7.25                  -(f)              1,106
                                                                                          ---------------
                                                                                                    1,811
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
   2,000       Credit Agricole S.A. (c)                     6.64                  -(f)                960
                                                                                          ---------------
               REINSURANCE (0.3%)
   1,000       Max USA Holdings Ltd. (c)                    7.20          4/14/2017                   679
   2,000       Montpelier Re Holdings Ltd.                  6.13          8/15/2013                 1,406
   1,000       Platinum Underwriters Finance, Inc.          7.50          6/01/2017                   705
                                                                                          ---------------
                                                                                                    2,790
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
   1,000       QBE Capital Funding II, LP (c)               6.80                  -(f)                651
                                                                                          ---------------
               Total Financials                                                                    35,381
                                                                                          ---------------

               INDUSTRIALS (0.5%)
               ------------------
               BUILDING PRODUCTS (0.2%)
   2,000       CRH America, Inc.                            6.00          9/30/2016                 1,564
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.3%)
   2,000       Hutchison Whampoa Ltd. (c)                   7.63          4/09/2019                 1,973
   1,000       Siemens Financieringsmat (c)                 6.13          8/17/2026                   958
                                                                                          ---------------
                                                                                                    2,931
                                                                                          ---------------
               Total Industrials                                                                    4,495
                                                                                          ---------------

               MATERIALS (0.4%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
   2,000       Glencore Funding, LLC (c)                    6.00          4/15/2014                 1,231
                                                                                          ---------------
               GOLD (0.3%)
   2,000       Barrick Gold Corp.                           6.95          4/01/2019                 2,119
                                                                                          ---------------
               Total Materials                                                                      3,350
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $87,590)                             49,926
                                                                                          ---------------

               ASSET-BACKED SECURITIES (13.3%)

               FINANCIALS (13.2%)
               ------------------
               ASSET-BACKED FINANCING (13.2%)
     791       Aerco Ltd. (c)                               0.97 (b)      7/15/2025                   794
   4,000       AESOP Funding II, LLC (c)                    0.67 (b)      3/20/2012                 2,789
     527       Airport Airplanes                            0.83 (b)      3/15/2019                   395
   2,000       American Express Credit Account Master
                 Trust (c)                                  0.73 (b)      3/17/2014                 1,181
   3,000       American Express Credit Account Master
                 Trust (c)                                  0.80 (b)      9/15/2016                   958
   5,000       AmeriCredit Automobile Receivables Trust     6.96         10/14/2014                 4,331
   6,000       ARG Funding Corp. (c)                        4.29          4/20/2011                 5,163
   2,000       Banc of America Securities Auto Trust        5.51          2/19/2013                 1,733
   3,000       Bank of America Auto Trust (c)               5.73          1/20/2013                 3,055
   4,405       Bank One Issuance Trust (e)                  4.77          2/16/2016                 2,631
   2,000       Bank One Issuance Trust                      1.25 (b)      2/15/2017                   937
   2,000       Cabela's Credit Card Master Note Trust (c)   5.26         10/15/2014                 1,906
   1,911       Capital One Auto Finance Trust               5.03          4/15/2012                 1,884
   2,213       Capital One Auto Finance Trust               5.13          4/16/2012                 2,073
   1,353       Capital One Auto Finance Trust (INS)         4.71          6/15/2012                 1,300
   1,000       Capital One Auto Finance Trust               0.48 (b)      5/15/2013                   752
   3,000       Capital One Multi-Asset Execution Trust      6.00          8/15/2013                 2,391
   2,000       Caterpillar Financial Asset Trust            4.94          4/25/2014                 1,949

================================================================================
                                                 Portfolio of Investments  |  10

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  2,796       CenterPoint Energy Transition Bond Co.,
                 LLC                                        4.19%         2/01/2020         $       2,855
   1,000       Citibank Credit Card Issuance Trust          6.95          2/18/2014                   766
   4,000       Citibank Credit Card Issuance Trust          6.30          6/20/2014                 2,917
   1,000       Citibank Credit Card Issuance Trust          5.50          3/24/2017                   533
   1,000       Citibank Credit Card Issuance Trust          5.65          9/20/2019                   943
   5,000       CPS Auto Receivables Trust (INS)             6.48          7/15/2013                 4,591
   1,025       Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                   988
     687       Detroit Edison                               6.19          3/01/2013                   719
   2,000       Ford Credit Auto Owner Trust                 2.20 (b)      4/15/2013                 1,845
   2,000       GE Capital Credit Card Master Note Trust     0.56 (b)      9/15/2012                 1,919
   3,000       GE Capital Credit Card Master Note Trust     0.72 (b)      3/15/2013                 2,604
   1,000       GE Capital Credit Card Master Note Trust     0.46 (b)      6/15/2013                   955
   1,000       GE Capital Credit Card Master Note Trust     0.49 (b)      3/15/2015                   870
   2,500       GE Dealer Floorplan Master Trust             0.46 (b)      7/20/2012                 1,819
   2,000       GE Equipment Midticket, LLC                  0.48 (b)     10/15/2012                 1,897
   2,463       GE Equipment Midticket, LLC                  0.60 (b)      9/15/2017                 1,858
   2,000       Hertz Vehicle Financing, LLC (c)             5.01          2/25/2011                 1,925
   2,000       Hertz Vehicle Financing, LLC (c)             5.08         11/25/2011                 1,787
   2,000       Hertz Vehicle Financing, LLC (c)             5.08         11/25/2011                 1,544
   3,000       HSBC Automotive Trust                        4.94         11/19/2012                 3,023
   2,000       HSBC Private Label Credit Card Master
                 Note Trust                                 0.47 (b)     12/16/2013                 1,926
   5,000       Huntington Auto Trust (c)                    4.81          4/16/2012                 5,123
   2,000       Hyundai Auto Receivables Trust               5.48         11/17/2014                 2,068
   2,000       MBNA Master Credit Card Note Trust           6.80          7/15/2014                 1,530
   2,000       Nissan Auto Receivables Owner Trust          4.28          6/16/2014                 2,013
   3,000       Nissan Auto Receivables Owner Trust          5.05         11/17/2014                 3,018
   5,000       Rental Car Finance Corp. (c),(e)             0.58 (b)      7/25/2013                 2,550
     465       Santander Drive Auto Receivables Trust       5.05          9/15/2011                   462
   5,289       SLM Student Loan Trust                       1.45 (b)      4/25/2025                 3,541
   6,045       SLM Student Loan Trust                       1.47 (b)      4/25/2025                 4,186
   1,479       SLM Student Loan Trust                       1.29 (b)     10/27/2025                 1,020
   1,940       SLM Student Loan Trust                       1.64 (b)     10/25/2038                 1,325
     972       Triad Auto Receivables Owners Trust          5.30         10/12/2011                   968
   2,352       Trinity Rail Leasing, LP (INS)(h)            5.27          8/14/2027                 1,467
   1,776       Trinity Rail Leasing, LP (c)                 5.90          5/14/2036                 1,155
   2,313       USXL Funding, LLC (INS)(c)                   5.38          4/15/2014                 2,100
   3,000       Wachovia Auto Owner Trust                    5.35          3/20/2014                 2,962
   3,000       WFS Financial Owner Trust                    4.76          5/17/2013                 2,222
                                                                                          ---------------
                                                                                                  112,216
                                                                                          ---------------
               Total Financials                                                                   112,216
                                                                                          ---------------

               INDUSTRIALS (0.1%)
               ------------------
               AIRLINES (0.1%)
     761       United Airlines, Inc. Pass-Through Trust     7.78          1/01/2014                   732
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $125,017)                                     112,948
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (18.0%)

               FINANCIALS (18.0%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (17.4%)
   2,000       Banc of America Commercial Mortgage,
                 Inc.                                       6.21 (b)      1/10/2018                   675
     870       Banc of America Commercial Mortgage,
                 Inc.                                       6.56          4/11/2037                   682
   1,000       Banc of America Commercial Mortgage,
                 Inc.                                       5.11         11/10/2042                   293
   1,000       Banc of America Commercial Mortgage,
                 Inc.                                       5.11         11/10/2042                   538
   3,000       Banc of America Commercial Mortgage,
                 Inc.                                       4.77          7/10/2043                 1,495
   4,000       Banc of America Commercial Mortgage, Inc.
                 (e)                                        5.72 (b)      5/10/2045                 3,486
     967       Banc of America Commercial Mortgage, Inc.
                 (c)                                        4.96 (b)      9/10/2047                   601
   2,000       Banc of America Commercial Mortgage,
                 Inc.                                       5.18          9/10/2047                   932
   1,500       Bear Stearns Commercial Mortgage
                 Securities, Inc. (c)                       6.00          6/16/2030                   955

================================================================================
11  |  USAA Intermediate-Term Bond Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  3,000       Bear Stearns Commercial Mortgage                   (b)
                 Securities, Inc.                           5.46%         4/12/2038         $       2,713
   1,189       Bear Stearns Commercial Mortgage
                 Securities, Inc.                           4.00          3/13/2040                 1,153
   2,000       Bear Stearns Commercial Mortgage
                 Securities, Inc.                           5.53 (b)     10/12/2041                 1,679
   2,000       Bear Stearns Commercial Mortgage
                 Securities, Inc.                           4.82          2/13/2042                 1,708
   4,000       Chase Commercial Mortgage Securities
                 Corp. (e)                                  7.73          1/15/2032                 3,801
   2,000       Citigroup Commercial Mortgage Trust          5.23 (b)      7/15/2044                   843
   1,000       Citigroup Commercial Mortgage Trust          5.23          7/15/2044                   217
   2,000       Citigroup Commercial Mortgage Trust (c)      4.83          9/20/2051                   961
   2,000       Commercial Mortgage Asset Trust              7.64         11/17/2032                 1,481
   3,000       Commercial Mortgage Trust                    4.58         10/15/2037                 2,777
   3,990       Commercial Mortgage Trust (c)                4.02          3/03/2041                 3,408
   3,000       Commercial Mortgage Trust                    5.12          6/10/2044                 2,584
   3,000       Credit Suisse First Boston Mortgage
                 Securities Corp. (c)                       6.65         12/18/2035                 2,798
   1,634       Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.30          7/15/2036                 1,622
   2,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.92          4/15/2037                 1,031
   3,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           5.10          8/15/2038                 2,434
   1,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.82         10/15/2039                   393
     889       Credit Suisse First Boston Mortgage
                 Securities Corp.                           7.17          5/17/2040                   843
   2,000       Credit Suisse First Boston Mortgage
                 Securities Corp.                           5.23         12/15/2040                   425
   2,000       Deutsche Mortgage & Asset Receiving
                 Corp.                                      7.50          6/15/2031                 1,871
   1,000       Diversified REIT (c)                         6.97          3/08/2010                   914
     564       G-Force, LLC (c)                             4.39          8/22/2036                   311
   1,500       GE Capital Commercial Mortgage Corp. (c)     5.34         12/10/2037                 1,198
   1,000       GE Capital Commercial Mortgage Corp.         5.33 (b)     11/10/2045                   193
   1,200       GE Commercial Mortgage Corp.                 5.33 (b)     11/10/2045                 1,022
   2,000       Global Signal Trust (c)                      5.59          2/15/2036                 1,837
     679       GMAC Commercial Mortgage Security, Inc.      6.98 (b)      5/15/2033                   679
     313       GMAC Commercial Mortgage Security, Inc.      6.50          5/15/2035                   313
   1,500       GMAC Commercial Mortgage Security, Inc.      5.04 (b)     12/10/2041                   452
   2,829       GMAC Commercial Mortgage Security, Inc.      4.81          5/10/2043                 1,433
   2,690       GS Mortgage Securities Corp. II (c)          6.04          8/15/2018                 2,649
   2,000       GS Mortgage Securities Corp. II              5.53          8/10/2038                   834
   5,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (e)                       4.82          9/12/2037                 4,459
   4,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.99          9/12/2037                 2,007
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.49          4/15/2043                 1,734
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.79          6/12/2043                 1,736
   5,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (e)                       5.42         12/12/2043                 4,224
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.18 (b)     12/15/2044                 1,669
   2,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.47 (b)     12/15/2044                   840
   4,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (e)                       5.88 (b)      4/15/2045                 3,520
   1,000       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.37          5/15/2045                   846
   1,997       J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.63          3/15/2046                 1,960

================================================================================
                                                 Portfolio of Investments  |  12

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
$  1,000       LB-UBS Commercial Mortgage Trust (c)         6.83%         7/14/2016         $       1,018
   4,000       LB-UBS Commercial Mortgage Trust             4.58          8/15/2029                 3,808
   3,000       LB-UBS Commercial Mortgage Trust             5.64 (b)      3/15/2032                 2,610
   2,000       LB-UBS Commercial Mortgage Trust             5.22          4/15/2040                   539
   3,000       Machine One Trust (c),(e)                    5.22          5/28/2040                 1,468
   2,238       Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                 2,214
   2,000       Merrill Lynch Mortgage Trust                 5.24         11/12/2037                 1,003
   2,000       Merrill Lynch Mortgage Trust                 5.10 (b)      7/12/2038                   544
   2,000       Merrill Lynch Mortgage Trust                 4.86         10/12/2041                 1,723
   4,000       Merrill Lynch Mortgage Trust                 5.76          8/12/2043                 3,132
   2,000       Merrill Lynch Mortgage Trust                 5.38 (b)      1/12/2044                   433
   2,000       Merrill Lynch Mortgage Trust                 6.27          2/12/2051                   475
   2,000       Merrill Lynch Mortgage Trust (c)             6.27          2/12/2051                   366
   3,000       Merrill Lynch-Countrywide Commercial
                 Mortgage Trust                             5.92 (b)      6/12/2046                   731
   2,000       Merrill Lynch-Countrywide Commercial
                 Mortgage Trust                             5.38 (b)      7/12/2046                 1,685
   4,000       Morgan Stanley Capital I, Inc.               5.80 (b)      8/12/2041                 3,483
   4,600       Morgan Stanley Capital I, Inc.               5.69          7/12/2044                 3,918
   3,445       Morgan Stanley Capital I, Inc.               4.89          6/12/2047                 2,940
   5,000       Morgan Stanley Dean Witter Capital I,
                 Inc. (c),(e)                               5.13          5/24/2043                 2,272
   2,000       Morgan Stanley Dean Witter Capital I,
                 Inc.                                       4.54          7/15/2056                 1,729
   3,000       Mortgage Capital Funding, Inc.               7.10 (b)      6/18/2030                 2,959
       5       Paine Weber Mortgage Acceptance Corp.        6.82          6/15/2032                     5
   3,213       Prudential Securities Secured Financing
                 Corp.                                      6.76          6/16/2031                 3,243
   1,000       SBA Commercial Mortgage-Backed Trust (c)     5.56         11/15/2036                   896
   1,786       Structured Asset Securities Corp.            7.15         10/12/2034                 1,822
   2,000       Timberstar Trust (c)                         5.75         10/15/2036                 1,369
  10,000       Wachovia Bank Commercial Mortgage Trust (e)  5.00          7/15/2041                 9,780
   2,000       Wachovia Bank Commercial Mortgage Trust      5.08          3/15/2042                 1,738
   2,000       Wachovia Bank Commercial Mortgage Trust      4.81          4/15/2042                 1,765
   5,000       Wachovia Bank Commercial Mortgage Trust      5.62          7/15/2045                 4,323
   5,000       Wachovia Bank Commercial Mortgage Trust (e)  5.50         10/15/2048                 4,277
                                                                                          ---------------
                                                                                                  147,497
                                                                                          ---------------
               ESCROWED BONDS (0.4%)
   1,000       GS Mortgage Securities Corp. II              6.62          5/03/2018                 1,063
   2,000       Hilton Hotels Pool Trust (c)                 7.46         10/03/2015                 2,140
                                                                                          ---------------
                                                                                                    3,203
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
  27,945       Credit Suisse First Boston Mortgage
                     Securities Corp., acquired
                     8/30/2004; cost $1,209(c),(i)          1.13          1/15/2037                   476
  30,051       Credit Suisse First Boston Mortgage
                     Securities Corp., acquired
                     6/17/2003 & 12/05/2007; cost
                     $1,428(c),(i)                          1.88          5/15/2038                   474
  18,913       Greenwich Capital Commercial Funding
                     Corp., acquired 7/17/2003 &
                     8/13/2003; cost $1,083(c),(i)          2.23          1/11/2035                   236
  64,908       GS Mortgage Securities Corp. II, acquired
                     5/13/2004; cost $976(c),(i)            0.19          5/03/2018                   325
   8,488       LB-UBS Commercial Mortgage Trust,
                     acquired 7/16/2003; cost
                     $429(c),(i)                            0.84          4/15/2037                    56
  12,395       Morgan Stanley Dean Witter Capital I,
                     Inc., acquired 1/23/2004; cost
                     $675(c),(i)                            1.06          9/13/2045                   235
                                                                                          ---------------
                                                                                                    1,802
                                                                                          ---------------
               Total Financials                                                                   152,502
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $196,666)                              152,502
                                                                                          ---------------

================================================================================
13  |  USAA Intermediate-Term Bond Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY ISSUES (10.7%)(j)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
$  2,000       Freddie Mac (+)                              4.50%         1/15/2029         $       2,078
     858       Freddie Mac (+)                              6.00          2/15/2013                   889
      85       Government National Mortgage Assn.           6.00          3/20/2014                    85
                                                                                          ---------------
                                                                                                    3,052
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   5,701       Government National Mortgage Assn.           1.75          7/16/2010                    73
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (10.3%)
   8,410       Fannie Mae (+)                               5.50         11/01/2037                 8,724
   4,600       Fannie Mae (+)                               5.50          6/01/2038                 4,772
   8,529       Fannie Mae (+)                               5.50          8/01/2038                 8,847
   8,958       Fannie Mae (+) (e)                           6.00          4/01/2037                 9,376
   9,528       Fannie Mae (+)                               6.00          7/01/2037                 9,972
  16,849       Fannie Mae (+) (e)                           6.00         11/01/2037                17,635
   8,495       Fannie Mae (+)                               6.00         11/01/2037                 8,891
   4,308       Fannie Mae (+)                               6.00         11/01/2037                 4,509
   4,446       Fannie Mae (+)                               6.00          7/01/2038                 4,653
   4,852       Fannie Mae (+)                               6.00          8/01/2038                 5,078
   1,759       Freddie Mac (+)                              5.00          9/01/2020                 1,825
   3,165       Freddie Mac (+)                              5.50          4/01/2036                 3,278
                                                                                          ---------------
                                                                                                   87,560
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $87,222)                                 90,685
                                                                                          ---------------

               U.S. TREASURY SECURITIES (0.4%)

               INFLATION-INDEXED NOTES (0.4%)
   3,377       2.38%, 1/15/2025(cost:  $3,517)                                                      3,360
                                                                                          ---------------

               MUNICIPAL BONDS (3.0%)

               AIRPORT/PORT (0.4%)
   2,000       College Park (INS)                           5.76          1/01/2015                 1,912
   1,890       Riverside (INS)                              5.19          8/01/2017                 1,712
                                                                                          ---------------
                                                                                                    3,624
                                                                                          ---------------
               APPROPRIATED DEBT (0.2%)
   1,310       Reeves County (INS)                          5.75          3/01/2012                 1,287
                                                                                          ---------------
               CASINOS & GAMING (0.5%)
   1,000       Mashantucket (Western) Pequot Tribe (c)      5.91          9/01/2021                   509
   3,395       Seneca Nation of Indians Capital
                 Improvements Auth. (e)                     6.75         12/01/2013                 3,176
                                                                                          ---------------
                                                                                                    3,685
                                                                                          ---------------
               EDUCATION (0.3%)
   1,845       California State Univ. (INS)                 5.27         11/01/2017                 1,825
   1,000       Univ. of Oklahoma                            5.25         11/01/2019                   986
                                                                                          ---------------
                                                                                                    2,811
                                                                                          ---------------
               ELECTRIC/GAS UTILITIES (0.1%)
   1,000       North Carolina Eastern Municipal Power
                 Agency                                     5.23          1/01/2011                 1,001
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  14

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               GENERAL OBLIGATION (0.1%)
$ 1,000        Riverside (INS)                              4.21%         2/15/2011         $       1,000
                                                                                          ---------------
               HOSPITAL (0.1%)
  1,000        Medical Univ. (INS)                          5.01          2/15/2015                   939
                                                                                          ---------------
               MULTIFAMILY HOUSING (0.1%)
  1,080        American Eagle Northwest LLC                 4.97         12/15/2018                 1,046
                                                                                          ---------------
               NURSING/CCRC (0.2%)
  2,000        Statewide Communities Dev. Auth. (INS)       5.59          2/01/2015                 1,805
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
  1,000        Harris County                                5.68          3/01/2023                 1,000
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.7%)
  2,805        Erie County Tobacco Asset Securitization
                 Corp.                                      6.00          6/01/2028                 1,645
  1,000        New York State Environmental Facilities
                 Corp. (INS)                                4.02         12/15/2009                 1,014
  1,000        New York State Housing Finance Agency        5.19          9/15/2011                 1,047
  2,000        New York State Urban Dev. Corp. (INS)        4.38         12/15/2011                 2,061
                                                                                          ---------------
                                                                                                    5,767
                                                                                          ---------------
               WATER/SEWER UTILITY (0.2%)
  2,000        Escondido Joint Powers Financing Auth.
                 (INS)                                      5.53          9/01/2018                 1,908
                                                                                          ---------------
               Total Municipal Bonds (cost: $28,224)                                               25,873
                                                                                          ---------------

  PRINCIPAL
  AMOUNT                                                                                           MARKET
  $(000)/                                                                                           VALUE
  SHARES       SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.2%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
 30,000        Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                 perpetual (c)                                                                      1,645
                                                                                          ---------------

               FINANCIALS (0.8%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
 50,000        HSBC Holdings, 6.20%, perpetual                                                        812
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
100,000        Delphi Financial Group, Inc., 7.38%, perpetual                                       1,322
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
 20,000        Axis Capital Holdings Ltd., 7.50%, perpetual                                         1,204
 $1,000        White Mountains Re Group, 7.51%, perpetual  (c)                                        481
                                                                                          ---------------
                                                                                                    1,685
                                                                                          ---------------
               REINSURANCE (0.2%)
  2,000        Ram Holdings Ltd., 7.50%, non-cumulative, perpetual , acquired 1/23/2007 &
                 3/02/2007; cost $2,058*(h),(i)                                                       350
 $3,000        Swiss Re Capital I LP, 6.85%, perpetual  (c)                                         1,186
                                                                                          ---------------
                                                                                                    1,536
                                                                                          ---------------

================================================================================
15  |  USAA Intermediate-Term Bond Fund

================================================================================

  PRINCIPAL
  AMOUNT                                                                                           MARKET
  $(000)/                                                                                           VALUE
  SHARES       SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               REITS - INDUSTRIAL (0.1%)
 30,000        AMB Property Corp., 7.00%, cumulative redeemable, perpetual                $           551
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
 40,000        Public Storage, Inc., 7.00%, perpetual                                                 802
                                                                                          ---------------
               Total Financials                                                                     6,708
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
  2,000        Centaur Funding Corp., 9.08%  (c)                                                    1,249
                                                                                          ---------------

               U.S. GOVERNMENT (0.0%)(J)
               -------------------------

 80,000        Fannie Mae, 8.25%, perpetual  *                                                         70
 80,000        Freddie Mac, 8.38%, perpetual  *                                                        41
                                                                                          ===============
               Total U.S. Government                                                                  111
                                                                                          ---------------
               Total Preferred Securities (cost: $22,393)                                           9,713
                                                                                          ---------------


 PRINCIPAL
 AMOUNT                                                   COUPON
 (000)                                                     RATE            MATURITY
----------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (2.3%)

               VARIABLE-RATE DEMAND NOTES (0.4%)

               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
$ 3,000        Gulf Coast IDA                               5.25%         5/01/2039                 3,000
                                                                                          ---------------

 NUMBER OF
 SHARES
----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (1.9%)
16,355,362     State Street Institutional Liquid Reserve Fund, 0.56% (k)                           16,356
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $19,355)                                                                     19,356
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,033,784)                                     $         841,557
                                                                                          ===============

================================================================================
                                                 Portfolio of Investments  |  16

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Intermediate-Term Bond Fund Shares and, effective August 1, 2008, Intermediate-Term Bond Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================
                                        Notes to Portfolio of Investments  |  17

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

================================================================================
                                        Notes to Portfolio of Investments  |  18

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $19,756,000
Level 2 - Other Significant Observable Inputs                       819,984,000
Level 3 - Significant Unobservable Inputs                             1,817,000
--------------------------------------------------------------------------------
Total                                                              $841,557,000
--------------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                       Investments in Securities
--------------------------------------------------------------------------------
Balance as of July 31, 2008                                          $1,664,000
Net realized gain (loss)                                                      -
Change in net unrealized appreciation/depreciation                     (970,000)
Net purchases (sales)                                                  (127,000)
Transfers in and/or out of Level 3                                    1,250,000
--------------------------------------------------------------------------------
Balance as of April 30, 2009                                         $1,817,000
--------------------------------------------------------------------------------

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for  financial  statement  purposes as unrealized  gains or losses.  In
addition  to  the   segregation  of  securities  to  cover  the  initial  margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of April 30, 2009, the Fund did not invest in any futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

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19  |  USAA Intermediate-Term Bond Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $14,612,000 and $206,839,000, respectively, resulting in net unrealized depreciation of $192,227,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $847,868,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.2% of net assets at April 30, 2009.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly,

================================================================================
                                        Notes to Portfolio of Investments  |  20

================================================================================

monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA            Industrial Development Authority/Agency
REIT           Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guarantee Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Corp., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2009.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) At April 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $4,924,000.
(e) At April 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Security was fair valued at April 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

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21  |  USAA Intermediate-Term Bond Fund

================================================================================
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2009, was $2,152,000, which represented 0.3% of the Fund's net assets.
(j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(k) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
 *      Non-income-producing security.

================================================================================
                                        Notes to Portfolio of Investments  |  22



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.